Note 22 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
		Exploration and
For the year ended December 31, 2024	Refinery	Evaluation[2]	Corporate and Other[2]	Total
Operating expenses
Consulting and professional fees	$270	$—	$3,512	$3,782
Exploration and evaluation expenditures	—	442	—	442
General and administrative and travel	804	—	2,098	2,902
Investor relations and marketing	—	—	811	811
Salaries and benefits	1,547	—	2,771	4,318
Share-based payments	—	—	1,739	1,739
Operating loss	$2,621	$442	$10,931	$13,994
Unrealized loss on marketable securities	—	—	41	41
Loss on financial derivative liability - Convertible Notes	—	—	(4,493)	(4,493)
Changes in US Warrants	—	—	7	7
Other non-operating expenses	—	—	(11,008)	(11,008)
Loss before taxes	$2,621	$442	$26,384	$29,447
		Exploration and
For the year ended December 31, 2023	Refinery	Evaluation[2]	Corporate and Other[2]	Total
Operating expenses
Consulting and professional fees	$69	$78	$4,512	$4,659
Exploration and evaluation expenditures	—	700	—	700
General and administrative and travel	156	3	2,236	2,395
Investor relations and marketing	—	—	633	633
Salaries and benefits	1,783	—	1,992	3,775
Share-based payments	—	—	1,821	1,821
Operating loss	$2,008	$781	$11,194	$13,983
Unrealized loss on marketable securities	—	—	(253)	(253)
Gain on financial derivative liability - Convertible Notes	—	—	6,683	6,683
Changes in US Warrants	—	—	1,243	1,243
Other non-operating expenses	—	—	(6,472)	(6,472)
Impairment	(51,884)	—	—	(51,884)
Loss before taxes	$53,892	$781	$9,993	$64,666
		Exploration and	Corporate and
For the year ended December 31, 2022 (Restated)	Refinery	Evaluation[2]	Other [2]	Total
Operating expenses
Consulting and professional fees	$47	$3	$2,679	$2,729
Exploration and evaluation expenditures	—	3,416	12	3,428
General and administrative and travel	138	10	1,777	1,925
Investor relations and marketing	—	—	1,000	1,000
Refinery, engineering and metallurgical studies	2,349	—	—	2,349
Refinery, permitting and environmental expenses	128	—	—	128
Salaries and benefits	655	—	3,258	3,913
Share-based payments	—	—	1,282	1,282
Operating loss	$3,317	$3,429	$10,008	$16,754
Unrealized loss on marketable securities	—	—	(589)	(589)
Gain on financial derivative liability - Convertible Notes	—	—	27,686	27,686
Changes in US Warrants	—	—	1,531	1,531
Other non-operating income	—	—	677	677
(Loss) income before taxes	$(3,317)	$(3,429)	$19,297	$12,551
	Total Assets			Total Liabilities
As at December 31,	2024	2023	2022 [2]	2024	2023	2022 [2]
Refinery	$52,434	$59,701	$91,316	$3,707	$8,935	$17,723
Exploration and Evaluation [1]	93,276	85,741	87,765	87	75	120
Corporate and Other	5,737	3,250	8,443	83,335	56,384	43,172
	$151,447	$148,692	$187,524	$87,129	$65,394	$61,015